ACCOUNTS RECEIVABLE (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at the beginning of year	$ 34,259	$ 25,691	$ 20,103
Additions	12,000	13,907	7,604
Written off	(714)	(5,499)	(2,104)
Translation adjustment	(3,074)	160	88
Balance at the end of year	$ 42,471	$ 34,259	$ 25,691